INFORMATION ON REPORTABLE SEGMENTS, CORPORATE EXPENSE AND OTHER - Narratives (Details)	12 Months Ended
Dec. 31, 2015 segment country
Segment Reporting [Abstract]
Number of countries in which entity operates (more than)	35
Number of countries in which entity sells its products and services (more than)	150
Revenue, Major Customer [Line Items]
Number of reportable segments | segment	3
Revenue from sales | Customer concentration risk | Emerging markets
Revenue, Major Customer [Line Items]
Percentage of concentration risk	29.00%